Supplemental Cash Flow Information - Schedule of Income Taxes Paid, Net of Income Taxes Received (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Schedule of Income Taxes Paid, Net of Income Taxes Received [Abstract]
Income taxes paid	$ (20,659)	$ (10,720)
Income taxes received	190	18,984
Income taxes paid, net of income tax received	$ (20,469)	$ 8,264